Deferred Revenue - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Revenue [Abstract]
Breakage amount recognized as revenue	$ 16	$ 228	$ 20